Exhibits

Exhibit Number	Exhibit:

EX-101.INS                          XBRL Instance Document

EX-101.SCH                         XBRL Taxonomy Extension Schema Document

EX-101.CAL                         XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                         XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                         XBRL Taxonomy Extension Label Linkbase

EX-101.PRE                          XBRL Taxonomy Extension Presentation Linkbase